Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

Property and equipment consists of the following:

	As of
	June 30, 2015	December 31, 2014
	(unaudited)	(audited)
Computer equipment	$217,866	$216,486
Data center equipment	954,542	444,906
Purchased software	675,623	651,016
Furniture and fixtures	89,773	84,433
Leasehold improvements	64,353	58,024
Total property and equipment	2,002,157	1,454,865
Less: accumulated depreciation	(1,290,976)	(1,158,940)
Net property and equipment	$711,181	$295,925

Depreciation expense for the three and six months ended June 30, 2015 was approximately $85,000 and $132,000, respectively, compared to $60,000 and $125,000 for the same periods in the prior year, respectively.

4.	Property and Equipment

Property and equipment consists of the following:

	As of
	December 31, 2014	December 31, 2013
Computer equipment	$216,486	$208,593
Data center equipment	444,906	405,057
Purchased software	651,016	570,860
Furniture and fixtures	84,433	59,890
Leasehold improvements	58,024	53,465
Total property and equipment	1,454,865	1,297,865
Less: accumulated depreciation	(1,158,940)	(944,445)
Net property and equipment	$295,925	$353,420

Depreciation expense was approximately $214,000 and $346,000, for the years ended 2014 and 2013, respectively.